Investment Objectives and Goals - Fidelity Reserves Digital Fund	Oct. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Reserves Digital Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.